Derivative financial instruments - Schedule of the Effects of Hedge Accounting on Swaps (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	£ 8,862,200	£ 7,148,892
Assets £m	22,356	24,753	[1]	£ 22,051
Liabilities £m	20,149	24,042	[1]	£ 18,060
Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	620,018	403,942
Assets £m	103	75
Liabilities £m	505	527
Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	153,674	152,697
Assets £m	83	11
Liabilities £m	425	503
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	463,660	249,703
Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	466,344	251,245
Assets £m	20	64
Liabilities £m	80	24
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	35	35
Currency swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	153,639	152,662
Assets £m	3	1
Liabilities £m	0	0
Currency swaps | Fair value hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	2	(2)
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	2,684	1,542
Currency swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets £m	11	63
Liabilities £m	72	21
Currency swaps | Cash flow hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	(138)	198
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	153,639	152,662
Currency swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets £m	80	10
Liabilities £m	425	503
Currency swaps | Fair value hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	(2,665)	1,286
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	463,660	249,703
Currency swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Notional amount	463,660	249,703
Assets £m	9	1
Liabilities £m	8	3
Currency swaps | Cash flow hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	£ 2,541	£ (6,990)

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.